Cash and cash equivalents (Details) - ARS ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash At Banks And On Hand	$ 13,470,493,000	$ 28,413,826,000
Short-term deposits	0	371,983,000
Cash and cash equivalents	$ 13,470,493,000	$ 28,785,809,000